Intangible Assets,Net - Summary of Estimated Amortization Expenses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2026	¥ 48,312
2027	46,826
2028	46,702
2029	46,577
2030 and thereafter	349,092
Intangible assets, net	¥ 537,509	¥ 559,708